Shareholders’ Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Mar. 31, 2023
Unvested restricted shares and units
Class of Stock
Vested not issued (in shares)			766,784
Ordinary shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (in shares)		81,927,012
Per share price of issuance (usd per share)		$ 2.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 152.4
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (in shares)		6,927,012
Unvested restricted shares and units | Subsequent Event
Class of Stock
Shares issued (in shares)	551,421